Long Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt issuance costs	$ (126)	$ (121)
Amount due within one year	(574)	(462)
Long Term Debt, Adjustments	(698)	(580)
Long-Term Debt	15,744	14,196
Interest expense	110	102
Emera
Debt Instrument [Line Items]
Long-term debt	2,528	2,399
NMGC
Debt Instrument [Line Items]
Long-term debt	629	589
NSPI
Debt Instrument [Line Items]
Long-term debt	3,546	3,041
ECI
Debt Instrument [Line Items]
Long-term debt	449	478
TECO Energy
Debt Instrument [Line Items]
Fair market value adjustment	$ 2	$ 3
Bankers acceptances | LIBOR loans | Emera
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2027
Long-term debt	$ 403	$ 378
Unsecured fixed rate notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	0.029%	0.029%
Maturity	2023
Long-term debt	$ 500	$ 500
Unsecured fixed rate notes | Emera Finance
Debt Instrument [Line Items]
Maturity	2024 - 2046
Fixed to floating subordinated notes | Emera
Debt Instrument [Line Items]
Weighted average interest rate	0.0675%	0.0675%
Maturity	2076
Long-term debt	$ 1,625	$ 1,521
Unsecured senior notes | Emera Finance
Debt Instrument [Line Items]
Weighted average interest rate	0.0365%	0.0365%
Long-term debt	$ 3,725	$ 3,487
Fixed rate notes and bonds | TEC
Debt Instrument [Line Items]
Weighted average interest rate	0.0415%	0.0415%
Maturity	2024 - 2052
Long-term debt	$ 4,341	$ 3,683
Fixed rate notes and bonds | PGS
Debt Instrument [Line Items]
Weighted average interest rate	0.0378%	0.0378%
Maturity	2024 - 2052
Long-term debt	$ 772	$ 660
Fixed rate notes and bonds | NMGC
Debt Instrument [Line Items]
Weighted average interest rate	0.0311%	0.0311%
Maturity	2026 - 2051
Long-term debt	$ 521	$ 488
Fixed rate notes and bonds | NMGI
Debt Instrument [Line Items]
Weighted average interest rate	0.0364%	0.0364%
Maturity	2024
Long-term debt	$ 203	$ 190
Discount notes | NSPI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2024 - 2027
Long-term debt	$ 881	$ 376
Medium term fixed rate notes | NSPI
Debt Instrument [Line Items]
Weighted average interest rate	0.0514%	0.0514%
Maturity	2025 - 2097
Long-term debt	$ 2,665	$ 2,665
Senior secured credit facility | EBP
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2026
Long-term debt	$ 249	$ 249
Amortizing fixed rate notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	0.0397%	0.0397%
Maturity	2024 - 2026
Long-term debt	$ 100	$ 104
Secured senior notes | ECI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2026
Long-term debt	$ 86	$ 84
Secured fixed rate senior notes | ECI
Debt Instrument [Line Items]
Weighted average interest rate	0.0306%	0.0443%
Maturity	2023 - 2029
Long-term debt	$ 142	$ 161
Non-revolving term facility, floating rate | NMGC
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2024
Long-term debt	$ 108	$ 101
Non-revolving term facility, floating rate | ECI
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2027
Long-term debt	$ 30	$ 28
Non-revolving term facility, fixed rate | ECI
Debt Instrument [Line Items]
Weighted average interest rate	0.0205%	0.0236%
Maturity	2025 - 2026
Long-term debt	$ 91	$ 101